Equity (Details) - Detail 2 - USD ($)											6 Months Ended
	Feb. 14, 2024	Sep. 25, 2023	Jul. 21, 2023	May 15, 2023	Apr. 13, 2023	Jan. 27, 2023	Sep. 23, 2022	Sep. 22, 2022	Aug. 15, 2022	Jul. 08, 2022	Dec. 31, 2023	Sep. 22, 2023	Jun. 30, 2023	Apr. 12, 2023	Feb. 09, 2023	Sep. 08, 2022
Equity [Line Items]
Ordinary shares issued			2,600,000						16,363,636		2
Reverse stock split	81,301	81,301	120,000		81,301		1,636	0.2		2,804
Purchase price (in Dollars per share)						$ 0.383			$ 0.22
Offering expenses (in Dollars)						$ 70,118,618
Incentive plan				6,000,000
Statutory reserve description											On July 21, 2023, the Company entered into a securities purchase agreement with certain purchasers, pursuant which the Company will sell to the purchasers in a registered direct offering, an aggregate of 107,317,074 ordinary shares of par value $0.02 per share (2,146,341 ordinary shares of par value $1 per share retrospectively adjusted for effect of reverse stock splits on September 25, 2023 and February 14, 2024) for aggregate gross proceeds of $12,000,000, before deducting offering expenses. On July 25, 2023, the Company closed the registered direct offering.
Income tax net, percentage											10.00%
Reserve captial percentage											50.00%
Statutory surplus reserve (in Dollars)											$ 664,100		$ 664,100
Maximum [Member]
Equity [Line Items]
Increased of ordinary share (in Dollars per share)												$ 0.02		$ 0.002	$ 1	$ 0.0001
Minimum [Member]
Equity [Line Items]
Increased of ordinary share (in Dollars per share)												$ 0.2		$ 0.02	$ 0.2	$ 0.002
Forecast [Member]
Equity [Line Items]
Reverse stock split	28,000
Reverse Stock [Member]
Equity [Line Items]
Reverse stock split	40	120,000			100
Reverse Stock [Member] | Forecast [Member]
Equity [Line Items]
Reverse stock split	120,000
Securities Purchase Agreements [Member]
Equity [Line Items]
Ordinary shares issued						183,077,333
Reverse stock split	366,155	366,155			366,155